CONDENSED BALANCE SHEET - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 04, 2020
Current Assets
Cash	$ 519,800	$ 599,079
Prepaid expense and other current assets	115,902	164,218
Total Current Assets	635,702	763,297
Marketable securities held in Trust Account	100,038,271	100,011,032
Deferred tax assets		401
TOTAL ASSETS	100,673,973	100,774,730
Current Liabilities
Accrued expenses	60,687	32,932
Total Current Liabilities	60,687	32,932
Common stock subject to possible redemption 9,574,179 shares at redemption value	95,613,084	95,741,790
Stockholders' Equity
Preferred stock, $0.0001 par value, 1,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value, 30,000,000 shares authorized, 3,075,821 shares issued and outstanding (excluding 9,574,179 shares subject to possible redemption)	309	308
Additional paid in capital	5,204,896	5,076,191
Accumulated deficit	(205,201)	(76,491)
Total Stockholders' Equity	5,000,004	5,000,008	$ 24,810	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 100,673,973	$ 100,774,730